ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Statements of Cash flows) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2013 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ 32,387,000	196,054,000	(22,715,000)	357,625,000	$ 32,415,000	196,222,000	(26,918,000)	351,531,000
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Amortization of upfront fee of term loan	7,075,000	42,831,000	43,060,000	5,726,000	7,075,000	42,831,000	43,060,000	5,726,000
Share of income from subsidiaries					(62,479,000)	(378,222,000)	(190,404,000)	(239,217,000)
Foreign exchange gain, net	(8,231,000)	(49,830,000)	(217,000)	(15,849,000)	(8,312,000)	(50,316,000)	(1,969,000)	(19,194,000)
Gain on buy-back of convertible bonds	0	0	0	(1,521,000)	0	0	0	(1,521,000)
(Gain)/loss on change in fair value of convertible notes	22,037,000	133,404,000	87,099,000	(198,547,000)	22,037,000	133,404,000	87,099,000	(198,547,000)
Loss/(gain) from fair value change of interest rate swap transaction	(151,000)	(912,000)	6,665,000	7,315,000	(151,000)	(912,000)	6,665,000	7,315,000
Change in assets and liabilities, net of effects of acquisitions:
(Increase)/decrease in receivables from related parties					0	0	154,000	(241,000)
Decrease/(increase) in prepayments and other current assets	(101,000)	(610,000)	(29,941,000)	(7,077,000)	(2,819,000)	(17,069,000)	(2,750,000)	540,000
Decrease in payables to related parties	(127,000)	(769,000)	1,241,000	1,136,000	0	0	0	(163,258,000)
(Decrease)/increase in other payables and accruals	4,470,000	27,068,000	7,306,000	75,319,000	591,000	3,574,000	6,444,000	(4,630,000)
Net cash used in operating activities	196,950,000	1,192,269,000	747,779,000	726,102,000	(11,643,000)	(70,488,000)	(78,619,000)	(261,496,000)
Cash flows from investing activities:
Cash (paid to)/received from restricted cash - escrow account and interest reserve account	4,992,000	30,219,000	(3,703,000)	(202,323,000)	4,992,000	30,219,000	(3,703,000)	(202,323,000)
Cash paid for acquisition of Motel 168					0	0	0	(2,031,421,000)
(Investments in)/ returns from subsidiaries					8,501,000	51,466,000	798,605,000	(53,319,000)
Cash flows (used in)/ provided by investing activities	(142,386,000)	(861,957,000)	(1,001,634,000)	(2,669,499,000)	13,493,000	81,685,000	794,902,000	(2,287,063,000)
Cash flows from financing activities:
Proceeds from share option exercise	31,936,000	193,331,000	26,615,000	28,173,000	31,936,000	193,332,000	26,615,000	28,173,000
Buy-back of convertible bonds	0	0	0	(45,507,000)	0	0	0	(45,507,000)
Repayment of convertible bonds	0	0	(111,945,000)	0	0	0	(111,945,000)	0
Proceeds from loans, net of upfront fee	119,435,000	723,025,000	0	1,433,559,000	119,435,000	723,025,000	0	1,525,176,000
Repayment of short-term borrowings	(121,490,000)	(735,467,000)	(760,949,000)	0	(121,490,000)	(735,467,000)	(760,949,000)	0
Cash settlement of interest swap transaction	(1,594,000)	(9,650,000)	(3,418,000)	0	(1,594,000)	(9,650,000)	(3,418,000)	0
Payment for upfront fee of loan	0	0	0	(5,874,000)	0	0	0	(91,617,000)
Net cash provided by/(used in) financing activities	27,972,000	169,336,000	(864,284,000)	1,403,102,000	28,287,000	171,240,000	(849,697,000)	1,416,225,000
Effect of foreign exchange rate changes on cash and cash equivalents	(1,002,000)	(6,061,000)	(4,743,000)	(56,310,000)	(614,000)	(3,712,000)	(2,467,000)	(52,334,000)
Net (decrease)/increase in cash and cash equivalents	81,534,000	493,587,000	(1,122,882,000)	(596,605,000)	29,523,000	178,725,000	(135,881,000)	(1,184,668,000)
Cash and cash equivalents, beginning of year	109,546,000	663,156,000	1,786,038,000	2,382,643,000	7,549,000	45,700,000	181,581,000	1,366,249,000
Cash and cash equivalents, end of year	191,080,000	1,156,743,000	663,156,000	1,786,038,000	37,072,000	224,425,000	45,700,000	181,581,000
Supplemental disclosure of cash flow information
Cash paid during the year for interest	(8,174,000)	(49,485,000)	(77,706,000)	(39,115,000)	(8,174,000)	(49,485,000)	(77,706,000)	(33,848,000)
Supplemental schedule of non-cash investing activities:
Unpaid consideration related to the acquisition of Motel 168	0	0	0	143,728,000	0	0	0	143,728,000
Issuance of ordinary shares related to the acquisition of Motel 168	$ 0	0	0	667,314,000	$ 0	0	0	667,314,000